SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.4%)

Air Freight & Logistics (1.5%)
FedEx Corp.	20,000	$2,911,400

Automobiles (0.7%)
Thor Industries, Inc.	25,000	1,416,000

Banks (12.3%)
BB&T Corp.	100,000	5,337,000
Community Trust Bancorp, Inc.	26,002	1,107,165
PNC Financial Services Group, Inc.	40,000	5,606,400
Stock Yards Bancorp, Inc.	95,000	3,485,550
Wells Fargo & Co.	175,000	8,827,000
		24,363,115

Capital Markets (3.7%)
Charles Schwab Corp.	110,000	4,601,300
The Bank of New York Mellon Corp.	60,000	2,712,600
		7,313,900

Chemicals (2.0%)
American Vanguard Corp.	250,000	3,925,000

Communications Equipment (2.6%)
ADTRAN, Inc.	100,000	1,134,500
Cisco Systems, Inc.	80,000	3,952,800
		5,087,300

Diversified Financial Services (4.7%)
Berkshire Hathaway, Inc. (Class B)(a)	45,000	9,360,901

Electric Utilities (5.7%)
Exelon Corp.	150,000	7,246,500
FirstEnergy Corp.	85,000	4,099,550
		11,346,050

Electronic Equipment, Instruments & Components (2.2%)
Avnet, Inc.	100,000	4,448,500

Energy Equipment & Services (2.3%)
Dril-Quip, Inc.(a)	40,000	2,007,200
Newpark Resources, Inc.(a)	325,000	2,476,500
		4,483,700

Equity Real Estate Investment Trusts (REITs) (2.5%)
CyrusOne, Inc.	20,000	1,582,000
Weyerhaeuser Co.	120,000	3,324,000
		4,906,000

Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc.	40,000	4,747,200

Food Products (5.2%)
Bunge, Ltd.	80,000	4,529,600
Cal-Maine Foods, Inc.	90,000	3,595,950
Sanderson Farms, Inc.	15,000	2,269,950
		10,395,500

	SHARES	VALUE
Health Care Equipment & Supplies (2.5%)
DENTSPLY SIRONA, Inc.	95,000	$5,064,450

Health Care Providers & Services (7.5%)
CVS Health Corp.	80,000	5,045,600
Quest Diagnostics, Inc.	65,000	6,956,950
Triple-S Management Corp. (Class B)(a)	207,666	2,782,724
		14,785,274

Household Durables (3.1%)
Mohawk Industries, Inc.(a)	50,000	6,203,500

Insurance (2.4%)
Fairfax Financial Holdings, Ltd. (CAD)(c)	11,000	4,848,851

Machinery (4.2%)
Flowserve Corp.	125,000	5,838,750
Gorman-Rupp Co.	70,000	2,435,300
		8,274,050

Marine (2.3%)
Kirby Corp.(a)	55,000	4,518,800

Media (3.5%)
AMC Networks, Inc. (Class A)(a)	40,000	1,966,400
Pearson PLC (ADR)(b)	560,000	5,062,400
		7,028,800

Metals & Mining (3.4%)
IAMGOLD Corp.(a)	550,000	1,875,500
Major Drilling Group International, Inc. (CAD)(a)(c)	500,000	2,415,368
Schnitzer Steel Industries, Inc. (Class A)	115,000	2,375,900
		6,666,768

Multi-Utilities (1.7%)
MDU Resources Group, Inc.	120,000	3,382,800

Oil, Gas & Consumable Fuels (5.4%)
Berry Petroleum Corp. (Class A)	160,000	1,497,600
Continental Resources, Inc.(a)	80,000	2,463,200
HollyFrontier Corp.	50,000	2,682,000
Suncor Energy, Inc.	130,000	4,105,400
		10,748,200

Pharmaceuticals (5.7%)
Pfizer, Inc.	190,000	6,826,700
Sanofi (ADR)	95,000	4,401,350
		11,228,050

Professional Services (3.0%)
ManpowerGroup, Inc.	70,000	5,896,800

Real Estate Management & Development (1.0%)
Forestar Group, Inc.(a)	110,000	2,010,800

		SHARES	VALUE
Road & Rail (1.6%)
AMERCO		8,000	$3,120,320

Software (2.8%)
Oracle Corp.		100,000	5,503,000

Specialty Retail (1.5%)
Advance Auto Parts, Inc.		18,000	2,977,200

TOTAL COMMON STOCKS
(Cost $169,176,388)			$196,962,229

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.4%)
Time Deposits (0.4%)
Citibank
(New York)(e)	1.25%	$689,696	$689,696

TOTAL SHORT-TERM INVESTMENTS
(Cost $689,696)			$689,696

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.6%)
Registered Investment Companies (0.6%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(d)(h)	1.79%	1,259,720	$1,259,720

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $1,259,720)			$1,259,720

TOTAL INVESTMENTS - (100.4%)
(Cost $171,125,804)			$198,911,645
OTHER ASSETS AND LIABILITIES, NET - (-0.4%)			(805,120)
TOTAL NET ASSETS - (100.0%)			$198,106,525

HEARTLAND MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (94.7%)
Aerospace & Defense (3.8%)
Arconic, Inc.	10,225	$265,850
Textron, Inc.	5,282	258,607
		524,457

Automobiles (1.4%)
Thor Industries, Inc.	3,403	192,746

Banks (10.9%)
First Horizon National Corp.	30,110	487,782
Popular, Inc.	10,928	590,986
UMB Financial Corp.	6,502	419,899
		1,498,667

Capital Markets (2.9%)
State Street Corp.	6,735	398,645

Chemicals (1.1%)
Eastman Chemical Co.	2,055	151,721

Commercial Services & Supplies (1.4%)
Stericycle, Inc.(a)	3,854	196,284

Containers & Packaging (1.3%)
International Paper Co.	4,210	176,062

Electric Utilities (7.4%)
Exelon Corp.	13,849	669,045
FirstEnergy Corp.	7,300	352,079
		1,021,124

Electronic Equipment, Instruments & Components (3.1%)
Avnet, Inc.	9,514	423,230

Energy Equipment & Services (5.2%)
National Oilwell Varco, Inc.	14,724	312,149
TechnipFMC PLC	16,548	399,468
		711,617

Equity Real Estate Investment Trusts (REITs) (6.7%)
American Homes 4 Rent (Class A)	9,464	245,023
Equity Commonwealth	7,390	253,107
Ryman Hospitality Properties, Inc.	2,427	198,553
Weyerhaeuser Co.	7,857	217,639
		914,322

Food Products (6.2%)
Bunge, Ltd.	6,174	349,572
Cal-Maine Foods, Inc.	6,193	247,441
Sanderson Farms, Inc.	1,698	256,959
		853,972

Health Care Equipment & Supplies (1.4%)
DENTSPLY SIRONA, Inc.	3,547	189,091

	SHARES	VALUE
Health Care Providers & Services (7.6%)
Humana, Inc.	1,504	$384,528
Quest Diagnostics, Inc.	6,114	654,381
		1,038,909

Household Durables (3.8%)
DR Horton, Inc.	1,319	69,524
Leggett & Platt, Inc.	5,767	236,101
Mohawk Industries, Inc.(a)	1,693	210,051
		515,676

Insurance (5.9%)
CNA Financial Corp.	7,245	356,816
Reinsurance Group of America, Inc.	2,845	454,859
		811,675

IT Services (1.6%)
The Western Union Co.	9,448	218,910

Machinery (2.4%)
Flowserve Corp.	7,166	334,724

Media (1.4%)
Omnicom Group, Inc.	2,525	197,707

Metals & Mining (1.2%)
Cleveland-Cliffs, Inc.	22,489	162,371

Multi-Utilities (3.2%)
MDU Resources Group, Inc.	15,721	443,175

Oil, Gas & Consumable Fuels (3.0%)
Cabot Oil & Gas Corp.	7,717	135,588
Pioneer Natural Resources Co.	2,229	280,341
		415,929

Pharmaceuticals (0.7%)
Perrigo Co. PLC	1,813	101,329

Professional Services (3.8%)
ManpowerGroup, Inc.	6,154	518,413

Road & Rail (2.0%)
AMERCO	713	278,098

Semiconductors & Semiconductor Equipment (1.1%)
ON Semiconductor Corp.(a)	7,892	151,605

Software (2.6%)
Teradata Corp.(a)	11,529	357,399

Specialty Retail (1.6%)
American Eagle Outfitters, Inc.	13,904	225,523

TOTAL COMMON STOCKS
(Cost $12,489,980)		$13,023,381

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (5.2%)
Time Deposits (5.2%)
Citibank
(New York)(e)	1.25%	$708,044	$708,044

TOTAL SHORT-TERM INVESTMENTS
(Cost $708,044)			$708,044

TOTAL INVESTMENTS - (99.9%)
(Cost $13,198,024)			$13,731,425
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			20,460
TOTAL NET ASSETS - (100.0%)			$13,751,885

VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.9%)

Aerospace & Defense (7.2%)
AAR Corp.	100,000	$4,121,000
Kratos Defense & Security Solutions, Inc.(a)	425,000	7,902,875
Park Aerospace Corp.	670,000	11,765,200
		23,789,075

Banks (14.4%)
Associated Banc-Corp	425,000	8,606,250
Cadence Bancorp	400,000	7,016,000
CenterState Bank Corp.	100,000	2,398,500
Hancock Whitney Corp.	200,000	7,659,000
Old National Bancorp	300,000	5,161,500
Seacoast Banking Corp. of Florida(a)	200,000	5,062,000
Umpqua Holdings Corp.	450,000	7,407,000
Zions Bancorp	100,000	4,452,000
		47,762,250

Beverages (2.0%)
Primo Water Corp.(a)	525,000	6,447,000

Capital Markets (1.7%)
B. Riley Financial, Inc.	235,000	5,550,700

Chemicals (5.8%)
American Vanguard Corp.	680,000	10,676,000
Sensient Technologies Corp.	125,000	8,581,250
		19,257,250

Diversified Telecommunication Services (2.6%)
ATN International, Inc.	145,000	8,463,650

Electric Utilities (3.8%)
Portland General Electric Co.	225,000	12,683,250

Electrical Equipment (9.3%)
Encore Wire Corp.	165,000	9,286,200
Powell Industries, Inc.	420,000	16,443,000
Vicor Corp.(a)	165,000	4,870,800
		30,600,000

Electronic Equipment, Instruments & Components (3.1%)
Knowles Corp.(a)	175,000	3,559,500
Methode Electronics, Inc.	200,000	6,728,000
		10,287,500

Energy Equipment & Services (6.9%)
Dril-Quip, Inc.(a)	275,000	13,799,500
Newpark Resources, Inc.(a)	1,175,000	8,953,500
		22,753,000

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) (6.8%)
Lamar Advertising Co. (Class A)	100,000	$8,193,000
PotlatchDeltic Corp.	210,000	8,630,769
Ryman Hospitality Properties, Inc.	70,000	5,726,700
		22,550,469

Food Products (2.8%)
Hain Celestial Group, Inc.(a)	435,000	$9,341,625

Health Care Equipment & Supplies (2.7%)
AngioDynamics, Inc.(a)	335,000	6,170,700
Avanos Medical, Inc.(a)	75,000	2,809,500
		8,980,200

Health Care Providers & Services (3.3%)
Cross Country Healthcare, Inc.(a)	545,000	5,613,500
Hanger, Inc.(a)	265,000	5,400,700
		11,014,200

Household Durables (2.6%)
MDC Holdings, Inc.	200,000	8,620,000

Insurance (3.7%)
The Hanover Insurance Group, Inc.	90,000	12,198,600

Leisure Products (3.2%)
Acushnet Holdings Corp.	400,000	10,560,000

Machinery (4.7%)
Harsco Corp.(a)	450,000	8,532,000
Lindsay Corp	75,000	6,963,750
		15,495,750

Metals & Mining (2.5%)
Schnitzer Steel Industries, Inc. (Class A)	400,000	8,264,000

Paper & Forest Products (1.9%)
P.H. Glatfelter Co.	400,000	6,156,000

Pharmaceuticals (0.6%)
Phibro Animal Health Corp. (Class A)	100,000	2,133,000

Professional Services (0.6%)
TrueBlue, Inc.(a)	100,000	2,110,000

Semiconductors & Semiconductor Equipment (1.5%)
DSP Group, Inc.(a)	355,000	5,000,175

Software (1.8%)
MicroStrategy, Inc. (Class A)(a)	40,000	5,934,800

		SHARES	VALUE
Textiles, Apparel & Luxury Goods (2.4%)
Oxford Industries, Inc.		50,000	$3,585,000
Wolverine World Wide, Inc.		150,000	4,239,000
			7,824,000
TOTAL COMMON STOCKS
(Cost $286,577,149)			$323,776,494

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.5%)
Time Deposits (0.5%)
Citibank
(New York)(e)	1.25%	$1,554,316	$1,554,316

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,554,316)			$1,554,316

TOTAL INVESTMENTS - (98.4%)
(Cost $288,131,465)			$325,330,810
OTHER ASSETS AND LIABILITIES, NET - (1.6%)			5,372,114
TOTAL NET ASSETS - (100.0%)			$330,702,924

VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.3%)
Aerospace & Defense (0.6%)
CPI Aerostructures, Inc.(a)	475,000	$3,904,500

Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.(a)	257,117	6,487,062

Airlines (0.8%)
JetBlue Airways Corp.(a)	300,000	5,025,000

Auto Components (1.6%)
Linamar Corp. (CAD)(c)	100,000	3,250,934
Motorcar Parts of America, Inc.(a)	400,200	6,763,380
		10,014,314

Automobiles (0.9%)
Thor Industries, Inc.	100,000	5,664,000

Banks (14.9%)
Bancorp, Inc.(a)	1,000,000	9,900,000
Capital City Bank Group, Inc.	500,000	13,725,000
Century Bancorp, Inc. (Class A)	73,100	6,403,560
First Internet Bancorp	278,757	5,968,187
Heritage Financial Corp.	400,000	10,784,000
PacWest Bancorp	225,000	8,176,500
Stock Yards Bancorp, Inc.	100,000	3,669,000
TriCo Bancshares	377,320	13,696,716
TriState Capital Holdings, Inc.(a)	400,000	8,416,000
UMB Financial Corp.	200,000	12,916,000
		93,654,963

Beverages (0.5%)
Primo Water Corp.(a)	250,000	3,070,000

Biotechnology (1.8%)
Albireo Pharma, Inc.(a)	133,000	2,660,000
Heron Therapeutics, Inc.(a)	400,000	7,400,000
ImmuCell Corp.(a)	175,000	974,750
		11,034,750

Building Products (0.3%)
Armstrong Flooring, Inc.(a)	275,000	1,757,250

Capital Markets (2.1%)
Cowen, Inc. (Class A)(a)	300,000	4,617,000
Waddell & Reed Financial, Inc. (Class A)	500,000	8,590,000
		13,207,000

	SHARES	VALUE
Commercial Services & Supplies (1.3%)
CECO Environmental Corp.(a)	500,000	$3,492,500
Perma-Fix Environmental Services(a)(f)(g)	1,000,000	4,540,000
		8,032,500

Communications Equipment (2.1%)
ADTRAN, Inc.	300,000	3,403,500
Calix, Inc.(a)	850,000	5,431,500
Infinera Corp.(a)	750,000	4,087,500
		12,922,500

Construction & Engineering (5.1%)
Argan, Inc.	250,000	9,822,500
Granite Construction, Inc.	350,000	11,245,500
Northwest Pipe Co.(a)	400,000	11,260,000
		32,328,000

Diversified Consumer Services (1.3%)
Lincoln Educational Services Corp.(a)(f)(g)	2,370,000	4,929,600
Zovio, Inc.(a)(f)	1,600,000	3,152,000
		8,081,600

Diversified Telecommunication Services (1.3%)
Vonage Holdings Corp.(a)	750,000	8,475,000

Electric Utilities (0.7%)
Spark Energy, Inc. (Class A)	400,000	4,220,000

Electrical Equipment (0.6%)
Orion Energy Systems, Inc.(a)	500,000	1,425,000
Pioneer Power Solutions, Inc.(a)	29,632	160,013
Powell Industries, Inc.	62,155	2,433,368
		4,018,381

Electronic Equipment, Instruments & Components (0.2%)
CUI Global, Inc.(a)(f)(g)	1,780,000	1,504,278

Energy Equipment & Services (1.1%)
Propetro Holding Corp.(a)	500,000	4,545,000
Select Energy Services, Inc. (Class A)(a)	300,000	2,598,000
		7,143,000

Equity Real Estate Investment Trusts (REITs) (2.8%)
Apple Hospitality REIT, Inc.	200,000	3,316,000
CareTrust REIT, Inc.	300,000	7,051,500
Investors Real Estate Trust	50,000	3,733,500
PotlatchDeltic Corp.	90,000	3,698,901
		17,799,901

Food Products (2.1%)
Hanover Foods Corp. (Class A)(a)(g)(h)	48,633	3,652,338
Landec Corp.(a)	900,000	9,783,000
		13,435,338

	SHARES	VALUE
Health Care Equipment & Supplies (1.8%)
Accuray, Inc.(a)	3,000,000	$8,310,000
Sensus Healthcare, Inc.(a)	375,000	2,250,000
Trinity Biotech, PLC (ADR)(a)	549,363	664,729
		11,224,729

Health Care Providers & Services (1.1%)
Triple-S Management Corp. (Class B)(a)	500,000	6,700,000

Hotels, Restaurants & Leisure (0.4%)
Fiesta Restaurant Group, Inc.(a)	250,000	2,605,000

Household Durables (3.1%)
Century Communities, Inc.(a)	380,000	11,639,400
MDC Holdings, Inc.	124,000	5,344,400
ZAGG, Inc.(a)	400,000	2,508,000
		19,491,800

Household Products (0.4%)
Oil-Dri Corp. of America	75,000	2,554,500

Independent Power & Renewable Electricity Producers (3.6%)
Vistra Energy Corp.	850,000	22,720,500

Insurance (0.7%)
FedNat Holding Co.	325,000	4,546,750

IT Services (2.2%)
EVERTEC, Inc.	300,000	9,366,000
Limelight Networks, Inc.(a)	1,400,000	4,256,000
		13,622,000

Life Sciences Tools & Services (0.5%)
Harvard Bioscience, Inc.(a)	1,000,000	3,075,000

Machinery (1.9%)
Gorman-Rupp Co.	150,000	5,218,500
Spartan Motors, Inc.	500,000	6,860,000
		12,078,500

Media (1.8%)
AH Belo Corp. (Class A)	698,415	2,619,056
AMC Networks, Inc. (Class A)(a)	125,000	6,145,000
Marchex, Inc. (Class B)(a)	900,000	2,826,000
		11,590,056

Metals & Mining (7.6%)
Centerra Gold, Inc. (CAD)(a)(c)	2,000,000	16,998,151
Cleveland-Cliffs, Inc.	500,000	3,610,000
IAMGOLD Corp.(a)	2,500,000	8,525,000
Pretium Resources, Inc.(a)	1,000,000	11,510,000
Roxgold, Inc. (CAD)(a)(c)	1,500,000	1,188,814
Standard Lithium, Ltd. (CAD)(a)(c)	900,000	509,491
Teranga Gold Corp. (CAD)(a)(c)	1,500,000	5,525,154
		47,866,610

	SHARES	VALUE
Multi-Utilities (1.1%)
MDU Resources Group, Inc.	250,000	$7,047,500

Oil, Gas & Consumable Fuels (2.9%)
Abraxas Petroleum Corp.(a)	2,000,000	1,015,000
Berry Petroleum Corp.	1,000,000	9,360,000
SRC Energy, Inc.(a)	1,650,000	7,689,000
		18,064,000

Paper & Forest Products (0.4%)
Western Forest Products, Inc. (CAD)(c)	3,000,000	2,717,289

Pharmaceuticals (2.3%)
Evofem Biosciences, Inc.(a)(b)	900,000	4,536,000
Jazz Pharmaceuticals PLC(a)	80,000	10,252,000
		14,788,000

Professional Services (4.3%)
Acacia Research Corp.(a)	2,449,800	6,565,464
Barrett Business Services, Inc.	165,000	14,655,300
Hudson Global, Inc.(a)(f)	315,000	3,855,600
RCM Technologies, Inc.(a)	600,000	1,800,000
		26,876,364

Real Estate Management & Development (3.5%)
Kennedy-Wilson Holdings, Inc.	1,000,000	21,920,000

Road & Rail (0.3%)
Marten Transport, Ltd.	100,000	2,078,000

Semiconductors & Semiconductor Equipment (3.1%)
CyberOptics Corp.(a)	178,304	2,547,964
First Solar, Inc.(a)	100,000	5,801,000
GSI Technology, Inc.(a)	400,000	3,504,000
Photronics, Inc.(a)	200,903	2,185,825
Pixelworks, Inc.(a)	1,400,000	5,180,000
		19,218,789

Software (1.2%)
OneSpan, Inc.(a)	250,000	3,625,000
Teradata Corp.(a)	125,000	3,875,000
		7,500,000

Specialty Retail (2.8%)
Bed Bath & Beyond, Inc.	350,000	3,724,000
Dick's Sporting Goods, Inc.	300,000	12,243,000
Indigo Books & Music, Inc. (CAD)(a)(c)	418,700	1,772,961
		17,739,961

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.(a)	50,000	1,578,000

		SHARES	VALUE
Textiles, Apparel & Luxury Goods (1.0%)
Lakeland Industries, Inc.(a)		200,000	$2,424,000
Skechers U.S.A., Inc. (Class A)(a)		100,000	3,735,000
			6,159,000

Thrifts & Mortgage Finance (6.0%)
MGIC Investment Corp.		1,500,000	18,870,000
Radian Group Inc.		825,000	18,843,000
			37,713,000
TOTAL COMMON STOCKS
(Cost $566,723,024)			$613,254,685

LIMITED PARTNERSHIPS (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Viper Energy Partners LP		200,000	5,534,000

TOTAL LIMITED PARTNERSHIPS
(Cost $6,302,697)			$5,534,000

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.5%)
Time Deposits (1.5%)
JPM Chase
(New York)(e)	1.25%	$9,480,133	$9,480,133

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,480,133)			$9,480,133

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)
Registered Investment Companies (0.4%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(d)(h)	1.79%	2,398,199	$2,398,199

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $2,398,199)			$2,398,199

TOTAL INVESTMENTS - (100.1%)
(Cost $584,904,053)			$630,667,017
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(664,821)
TOTAL NET ASSETS - (100.0%)			$630,002,196

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security; a portion or all of the security was on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $3,573,554. See Note 5 in Notes to Schedules of Investments.
(c)	Traded in a foreign country.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of September 30, 2019.
(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2019.
(f)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(g)	Illiquid security, pursuant to the Corporation's liquidity risk management program (the LRMP). See Note 2 in Notes to Schedules of Investments.
(h)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
LP	Limited Partnership.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

September 30, 2019

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund. (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The inception date of the Mid Cap Value Fund is October 31, 2014. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	At September 30, 2019, the Value Fund had 2.32% of net assets that were classified as illiquid as defined pursuant to the Corporation’s liquidity risk management program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2019, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

SELECT VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$196,962,229	$–	$–	$196,962,229
Short-Term Investments	689,696	–	–	689,696
Investments purchased with cash collateral from securities loaned	–	1,259,720	–	1,259,720
Total	$197,651,925	$1,259,720	$–	$198,911,645

MID CAP VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$13,023,381	$–	$–	$13,023,381
Short-Term Investments	708,044	–	–	708,044
Total	$13,731,425	$–	$–	$13,731,425

VALUE PLUS FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$323,776,494	$–	$–	$323,776,494
Short-Term Investments	1,554,316	–	–	1,554,316
Total	$325,330,810	$–	$–	$325,330,810

VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$609,602,347	$3,652,338	$–	$613,254,685
Limited Partnerships	5,534,000	–	–	5,534,000
Short-Term Investments	9,480,133	–	–	9,480,133
Investments purchased with cash collateral from securities loaned	–	2,398,199	–	2,398,199
Total	$624,616,480	$6,050,537	$–	$630,667,017

(1)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine month period ended September 30, 2019, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

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(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the nine month period ended September 30, 2019 was $6,056,989 and 2,594, respectively.

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(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of September 30, 2019, only the Select Value and Value Funds had securities on loan.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of September 30, 2019:

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT

SELECT VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks (counterparty, Credit Suisse)	$126,560	$-	$-	$-	$126,560
Common Stocks (counterparty, Goldman Sachs)	166,336	-	-	-	166,336
Common Stocks (counterparty, Morgan Stanley)	956,432	-	-	-	956,432
Total Loans					$1,249,328
Gross amount of recognized liabilities for securities lending (collateral received)					$1,259,720
Amounts due to counterparties					$10,392

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT

VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks (counterparty, Barclays)	$18,930	$-	$-	$-	$18,930
Common Stocks (counterparty, Goldman Sachs)	777,672	-	-	-	777,672
Common Stocks (counterparty, Morgan Stanley)	1,527,624	-	-	-	1,527,624
Total Loans					$2,324,226
Gross amount of recognized liabilities for securities lending (collateral received)					$2,398,199
Amounts due to counterparties					$73,973

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the nine month period ended September 30, 2019. The Select Value, Mid Cap Value, and Value Plus Funds had no transactions with affiliates during the same period.

VALUE FUND

SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2018	PURCHASES	SALES	CORPORATE ACTION	SHARE BALANCE AS OF SEPTEMBER 30, 2019	FAIR VALUE AS OF SEPTEMBER 30, 2019	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of September 30, 2019
CUI Global, Inc.	2,000,000	-	(220,000)	-	1,780,000	$1,504,278	$-	$923,080	$(1,618,574)
Hudson Global, Inc.	3,150,000	-	-	(2,835,000)	315,000	3,855,600	-	(396,900)	-
Lincoln Educational Services Corp.	2,470,000	-	(100,000)	-	2,370,000	4,929,600	-	(2,138,931)	(638,473)
Perma-Fix Environmental Services	1,000,000	-	-	-	1,000,000	4,540,000	-	2,190,000	-
Zovio, Inc.	-	1,600,000	-	-	1,600,000	3,152,000	-	(7,258,828)	-
Total	8,620,000	1,600,000	(320,000)	(2,835,000)	7,065,000	$17,981,478	$-	$(6,681,579)	$(2,257,047)

Investments no longer affiliated as of September 30, 2019
Acacia Research Corp.	2,601,792	148,008	(300,000)	-	2,449,800	$6,565,464	$-	$200,173	$(1,017,575)
Hydrogenics Corp.	896,267	-	(896,267)	-	-	-	-	2,722,905	5,022,232
Total	3,498,059	148,008	(1,196,267)	-	2,449,800	$6,565,464	$-	$2,923,078	$4,004,657

Grand Total						$24,546,942	$-	$(3,758,501)	$1,747,610

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